Members' Equity Distributions (Details) (USD $)	3 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011
Dividends Payable [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.1500	[1],[2]	$ 0.1500	[1],[2]	$ 0.2200	[1],[2]	$ 0.2200	[1],[2]	$ 0.2200	[1]	$ 0.2200	[1]	$ 0.2200	[1]	$ 0.2200	[1]	$ 0.2100	[1]	$ 0.2000	[1]	$ 0.1875	[1]	$ 0.1500	[1]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2014	[3]	Nov. 07, 2013	[3]	Aug. 07, 2013	[3]	May 07, 2013	[3]	Feb. 07, 2013	[3]	Nov. 07, 2012	[3]	Aug. 07, 2012	[3]	May 08, 2012	[3]	Feb. 07, 2012	[3]	Nov. 04, 2011	[3]	Aug. 05, 2011	[3]	May 09, 2011	[3]
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2014		Nov. 14, 2013		Aug. 14, 2013		May 15, 2013		Feb. 14, 2013		Nov. 14, 2012		Aug. 14, 2012		May 15, 2012		Feb. 14, 2012		Nov. 14, 2011		Aug. 12, 2011		May 13, 2011

[1]	The distribution per unit represents distributions made only on common units, including restricted common units issued under our Long Term Incentive Plan. Since July 30, 2010, the only other class of equity we have outstanding is a non-economic general partner interest.
[2]	The distribution excludes certain restricted unit grants.
[3]	The "Record Date" set forth in the table above means the close of business on each of the listed Record Dates.